Prepayments, Accrued Income and Other Receivables	12 Months Ended
Dec. 31, 2020
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments, accrued income and other receivables

10. Prepayments, accrued income and other receivables

	2020	2019
	(in thousands)
	£	£
Prepayments - manufacturing and clinical	2,177	2,630
Prepayments - other	1,625	1,489
Accrued income	4	76
VAT	813	475
Other receivables	9	40
	4,628	4,710